Other Non-Current Assets (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of other non-current assets
	As of August 31,
	2020	2021	2021
	RMB	RMB	US$

Rental deposits	122,968	-	-
Prepayment for long-term investments	17,383	-	-
Due from third parties(a)	444,200	-	-
Deferred assets	54,341	-	-
Others	-	-	-
	638,892	-	-